Revenues - Summary of Breakdown of Revenues by Sales Channels (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line items]
Sales of goods and services	$ 435,558	$ 243,230	$ 194,782
Gas Stations [member]
Disclosure of revenue [line items]
Sales of goods and services	168,665	104,077	86,936
Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	20,343	17,139	19,567
Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services	14,180	3,313	1,244
Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	25,420	11,071	7,488
Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	91,496	48,368	30,978
Agriculture [member]
Disclosure of revenue [line items]
Sales of goods and services	35,868	22,030	17,889
Petrochemical industry [member]
Disclosure of revenue [line items]
Sales of goods and services	19,590	10,334	7,881
Trading [member]
Disclosure of revenue [line items]
Sales of goods and services	18,342	7,703	6,963
Oil companies [member]
Disclosure of revenue [line items]
Sales of goods and services	12,760	4,207	4,529
Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	4,961	2,979	1,809
Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	23,933	12,009	9,498
Upstream [member]
Disclosure of revenue [line items]
Sales of goods and services	3,181	774	4,503
Upstream [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services			1,684
Upstream [member] | Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services			413
Upstream [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services			584
Upstream [member] | Trading [member]
Disclosure of revenue [line items]
Sales of goods and services			1,075
Upstream [member] | Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services			162
Upstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	3,181	774	585
Downstream [member]
Disclosure of revenue [line items]
Sales of goods and services	336,569	195,235	160,914
Downstream [member] | Gas Stations [member]
Disclosure of revenue [line items]
Sales of goods and services	168,665	104,077	86,936
Downstream [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	260	4,067	9,567
Downstream [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	71,746	36,810	24,518
Downstream [member] | Agriculture [member]
Disclosure of revenue [line items]
Sales of goods and services	35,868	22,030	17,889
Downstream [member] | Petrochemical industry [member]
Disclosure of revenue [line items]
Sales of goods and services	19,590	10,334	7,881
Downstream [member] | Trading [member]
Disclosure of revenue [line items]
Sales of goods and services	18,342	7,703	5,888
Downstream [member] | Oil companies [member]
Disclosure of revenue [line items]
Sales of goods and services	12,760	4,207	4,529
Downstream [member] | Commercialization of liquefied petroleum gas [member]
Disclosure of revenue [line items]
Sales of goods and services	4,961	2,979	1,647
Downstream [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	4,377	3,028	2,059
Gas and energy [member]
Disclosure of revenue [line items]
Sales of goods and services	86,883	44,408	26,801
Gas and energy [member] | Power plants [member]
Disclosure of revenue [line items]
Sales of goods and services	20,083	13,072	8,316
Gas and energy [member] | Distribution companies [member]
Disclosure of revenue [line items]
Sales of goods and services	14,180	3,313	831
Gas and energy [member] | Retail distribution of natural gas [member]
Disclosure of revenue [line items]
Sales of goods and services	25,420	11,071	7,488
Gas and energy [member] | Industries, transport and aviation [member]
Disclosure of revenue [line items]
Sales of goods and services	19,750	11,558	5,876
Gas and energy [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	7,450	5,394	4,290
Corporation and others [member]
Disclosure of revenue [line items]
Sales of goods and services	8,925	2,813	2,564
Corporation and others [member] | Other sales channels [member]
Disclosure of revenue [line items]
Sales of goods and services	$ 8,925	$ 2,813	$ 2,564